Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
Note 13. Intangible Assets

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Balance as of January 1, 2018	Ps. 92,647	Ps. 26,228	Ps. 1,356	Ps. 5,090	Ps. 1,291	Ps. 969	Ps. 127,581
Purchases	—	—	50	226	371	28	675
Acquisition from business combinations	4,602	—	—	26	57	291	4,976
Systems Development	—	—	—	—	—	41	41
Transfer of completed development systems	—	—	—	904	(904)	—	—
Disposals	—	—	—	(5)	—	(93)	(98)
Philippines disposal (Note 5)	(3,882)	—	—	—	—	(596)	(4,478)
Effect of movements in exchange rates	(5,005)	(2,499)	(352)	(218)	(38)	(31)	(8,143)
Changes in value on the recognition of inflation effects	—	—	—	—	—	57	57
Cost as of December 31, 2018	Ps. 88,362	Ps. 23,729	Ps. 1,054	Ps. 6,023	Ps. 777	Ps. 666	Ps. 120,611
Balance as of January 1, 2019	Ps. 88,362	Ps. 23,729	Ps. 1,054	Ps. 6,023	Ps. 777	Ps. 666	Ps. 120,611
Purchases	—	—	—	100	334	263	697
Acquisition from business combinations	(2,887)	2,903	153	(6)	—	(185)	(22)
Transfer of completed development systems	—	—	—	398	(399)	1	—
Disposals	—	—	—	(17)	—	—	(17)
Effect of movements in exchange rates	(3,475)	(799)	(42)	(68)	(22)	13	(4,393)
Changes in value on the recognition of inflation effects	—	—	—	—	—	(6)	(6)
Cost as of December 31, 2019	Ps. 82,000	Ps. 25,833	Ps. 1,165	Ps. 6,430	Ps. 690	Ps. 752	Ps. 116,870
Balance as of January 1, 2020	Ps. 82,000	Ps. 25,833	Ps. 1,165	Ps. 6,430	Ps. 690	Ps. 752	Ps. 116,870
Purchases	—	—	—	43	198	48	289
Transfer of completed development systems	—	—	—	374	(665)	291	—
Disposals	—	—	(25)	(41)	(6)	(371)	(443)
Effect of movements in exchange rates	(4,604)	(2,402)	8	(97)	(41)	(21)	(7,157)
Changes in value on the recognition of inflation effects	—	—	—	—	—	38	38
Cost as of December 31, 2020	Ps. 77,396	Ps. 23,431	Ps. 1,148	Ps. 6,709	Ps. 176	Ps. 737	Ps. 109,597

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Accumulated amortization
Balance as of January 1, 2018	(745)	—	—	(2,323)	—	(270)	(3,338)
Amortization expense	—	—	—	(797)	—	(201)	(998)
Disposals	—	—	—	5	—	93	98
Philippines disposal (Note 5)	—	—	—	—	—	375	375
Effect of movements in exchange rate	—	—	—	141	—	(33)	108
Changes in value on the recognition of inflation effects	—	—	—	(51)	—	(1)	(52)
Balance as of December 31, 2018	Ps. (745)	Ps. —	Ps. —	Ps. (3,025)	Ps. —	Ps. (37)	Ps. (3,807)
Amortization expense	—	—	—	(819)	—	(243)	(1,062)
Disposals	—	—	—	17	—	—	17
Effect of movements in exchange rate	—	—	—	52	—	9	61
Changes in value on the recognition of inflation effects	—	—	—	(30)	—	1	(29)
Balance as of December 31, 2019	Ps. (745)	Ps. —	Ps. —	Ps. (3,805)	Ps. —	Ps. (270)	Ps. (4,820)
Amortization expense	—	—	—	(703)	—	(317)	(1,020)
Disposals	—	—	—	20	—	48	68
Effect of movements in exchange rate	—	—	—	164	—	11	175
Changes in value on the recognition of inflation effects - amortization	—	—	—	(29)	—	—	(29)
Balance as of December 31, 2020	Ps. (745)	Ps. —	Ps. —	Ps. (4,353)	Ps. —	Ps. (528)	Ps. (5,626)

Balance as of December 31, 2018	Ps. 87,617	Ps. 23,729	Ps. 1,054	Ps. 2,998	Ps. 777	Ps. 629	Ps. 116,804
Balance as of December 31, 2019	Ps. 81,255	Ps. 25,833	Ps. 1,165	Ps. 2,625	Ps. 690	Ps. 482	Ps. 112,050
Balance as of December 31, 2020	Ps. 76,651	Ps. 23,431	Ps. 1,148	Ps. 2,356	Ps. 176	Ps. 209	Ps. 103,971

The Company’s intangible assets such as technology costs and management systems are subject to amortization with a range in useful lives from 3 to 10 years.
For the year ended December 31, 2020, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 22, Ps.154 and Ps. 844, respectively.
For the year ended December 31, 2019, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 26, Ps.245 and Ps.791, respectively.
For the year ended December 31, 2018, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 32, Ps.236 and Ps. 730, respectively.
Impairment Tests for Cash-Generating Units Containing Goodwill and Distribution Rights
For the purpose of impairment testing, goodwill and distribution rights are allocated and monitored on an individual country basis, which is considered to be the CGU.

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

In millions of Ps.	2020	2019
Mexico	Ps. 56,352	Ps. 56,352
Guatemala	1,755	1,679
Nicaragua	433	420
Costa Rica	1,425	1,442
Panama	1,200	1,131
Colombia	4,414	4,367
Brazil	31,741	38,765
Argentina	312	306
Uruguay	2,450	2,626
Total	Ps. 100,082	Ps. 107,088
Goodwill and distribution rights are tested for impairments annually. The recoverable amounts of the CGUs are based on value-in-use calculations. Value in use was determined by discounting the future cash flows generated from the continuing use of the CGU.

The foregoing forecasts reflect the outcomes that the Company consider most likely to occur based on the current situation of each of the CGUs including the macroeconomic situation in each CGU including the potential continuous impacts of the COVID-19 pandemic which has heightened the inherent uncertainty in such estimations, the foregoing forecasts could differ from the results obtained over time.
The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used to calculate value in use are: volume, expected annual long-term inflation, and the weighted average cost of capital (“WACC”) used to discount the projected flows.
To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units in real terms and as described in following paragraphs.
The estimated discount rates to perform, the impairment test for each CGU considers market participants’ assumptions. Market participants were selected considering the size, operations and characteristics of the business that are similar to those of the Company.
The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated into the projected cash flows. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor would assess in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.
Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.
The key assumptions used for the value-in-use calculations are as follows:
•    Cash flows were projected based on actual operating results and the five-years business plan. Cash flows for a further five-years were forecasted maintaining the same stable growth and margins per country of the last year base. The Company believes that this forecasted period is justified due to the non-current nature of the business and past experiences.
•    Cash flows after the first ten-year period were extrapolated using a perpetual growth rate equal to the expected annual population growth, in order to calculate the terminal recoverable amount.
•    A WACC per each CGU was applied as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes, size premium adjustment.
The key assumptions by CGU for impairment test as of December 31, 2020 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2021-2030	Expected Volume Growth Rates 2021-2030
Mexico	7.4%	5.3%	3.9%	2.0%
Brazil	9.1%	6.0%	3.0%	2.4%
Colombia	11.0%	7.3%	2.8%	4.1%
Argentina	26.3%	20.4%	30.1%	3.9%
Guatemala	10.6%	8.3%	3.1%	6.8%
Costa Rica	15.3%	10.8%	2.7%	4.3%
Nicaragua	20.6%	13.9%	3.7%	7.1%
Panama	8.8%	6.8%	1.5%	7.9%
Uruguay	9.9%	7.1%	7.8%	2.0%

The key assumptions by CGU for impairment test as of December 31, 2019 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2020-2029	Expected Volume Growth Rates 2020-2029
Mexico	7.3%	5.2%	3.5%	0.7%
Brazil	9.3%	5.6%	3.6%	2.0%
Colombia	8.9%	6.2%	3.1%	4.0%
Argentina	21.6%	14.8%	39.2%	3.7%
Guatemala	9.1%	7.1%	4.0%	8.5%
Costa Rica	13.8%	9.7%	2.2%	2.1%
Nicaragua	21.1%	12.4%	4.4%	3.0%
Panama	8.5%	6.6%	2.0%	5.4%
Uruguay	9.4%	6.8%	7.4%	2.0%

Sensitivity to Changes in Assumptions
As of December 31, 2020, the Company performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of 100 basis points and concluded that no impairment would be recorded.

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	0.4%	-1.0%	Passes by 4.8x
Brazil	0.6%	-1.0%	Passes by 1.8x
Colombia	0.4%	-1.0%	Passes by 1x
Argentina	3.0%	-1.0%	Passes by 6.7x
Guatemala	0.6%	-1.0%	Passes by 29.7x
Costa Rica	1.1%	-1.0%	Passes by 2.1x
Nicaragua	1.7%	-1.0%	Passes by 1.1x
Panama	0.3%	-1.0%	Passes by 6.9x
Uruguay	0.4%	-1.0%	Passes by 2x

(1)     Compound Annual Growth Rate (CAGR)
The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.